LEASE OBLIGATION PAYABLE (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Year ending December 31
Remainder of 2020	$ 21,548	$ 43,096
2021	43,096	43,096
2022	10,774	10,774
Total minimum lease payments	75,418	96,966
Less: Amount representing interest	(7,696)	(12,356)
Present value of minimum lease payments	$ 67,722	$ 84,610